Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000016574
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	22.60%	11.36%	10.60%
C000016577
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	28.09%	11.84%	10.44%
C000016579
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000152125
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016574
Average Annual Return [Line Items]
Average Annual Return, Percent	30.08%	12.68%	11.26%
Without Sales Load [Member] | C000016577
Average Annual Return [Line Items]
Average Annual Return, Percent	29.09%	11.84%	10.44%
Without Sales Load [Member] | C000016579
Average Annual Return [Line Items]
Average Annual Return, Percent	30.36%	12.96%	11.54%
Without Sales Load [Member] | C000152125
Average Annual Return [Line Items]
Average Annual Return, Percent	30.39%	12.95%	11.54%
DWS Index: MSCI Emerging Markets Latin America Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.12%	14.01%	7.11%
DWS Index: MSCI Emerging Markets Latin America Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.12%	14.01%	7.11%
DWS Index: MSCI Emerging Markets Latin America Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.12%	14.01%	7.11%
DWS Index: MSCI Emerging Markets Latin America Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.12%	14.01%	7.11%